Summary of Significant Accounting Policies (Details Narrative) (10-K) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2019	Sep. 30, 2018	Sep. 30, 2017
Accounting Policies [Abstract]
Net increase (decrease) to fair value of derivative liabilities	$ 23,432	$ 606,150	$ (260,737)
Research and development costs